Business Combinations (Details) - USD ($)			12 Months Ended
	Jan. 04, 2024	Nov. 21, 2023	Dec. 31, 2025	Dec. 31, 2023
Business Combinations [Line Items]
Earnout shares			9,000,000
Price per warrant	$ 0.07
Price per share			$ 11.5
Warrants receive cash in price per share	$ 0.07	$ 0.1
Warrants	$ 89,970
Percentage of non-diluted shares outstanding.			71.00%
Share price per share			$ 20
Consideration per share			$ 20
Private Placement Warrants [Member]
Business Combinations [Line Items]
Purchase of warrants			7,500,000
Price per warrant			$ 1
Warrant paid				$ 725,000
Warrant [Member]
Business Combinations [Line Items]
Warrants				89,970
Public Warrants [Member]
Business Combinations [Line Items]
Number of warrants in a unit			1
Warrant share			7,187,489
Warrant paid				$ 590,221
Business Combination [Member]
Business Combinations [Line Items]
Initially received shares			$ 45,000,000
Class A Ordinary Share [Member]
Business Combinations [Line Items]
Earnout shares			9,000,000
Class A Ordinary Share [Member] | Warrant [Member]
Business Combinations [Line Items]
Purchase of warrants			1
Class A Ordinary Share [Member] | Public Warrants [Member]
Business Combinations [Line Items]
Number of shares in a unit			1
Public Warrants [Member]
Business Combinations [Line Items]
Price per share			$ 11.5